Other Liabilities	12 Months Ended
Dec. 31, 2018
Text block [abstract]
Other Liabilities
19	OTHER LIABILITIES

	As at 31 December 2018 RMB million	As at 31 December 2017 RMB million
Interest payable to policyholders	11,739	9,614
Salary and welfare payable	11,199	10,129
Payable to the third-party holders of consolidated structured entities	9,407	6,252
Brokerage and commission payable	5,268	5,659
Payable to constructors	3,479	2,668
Agent deposits	1,793	1,906
Tax payable	666	689
Stock appreciation rights (Note 30)	490	833
Interest payable of debt instruments	252	127
Others	14,133	9,553

Total	58,426	47,430

Current	58,426	47,430
Non-current	—	—

Total	58,426	47,430